Supplement to the
Brokerage and Investment Management Portfolio
April 29, 2017
As Revised July 28, 2017
Summary Prospectus

Effective December 18, 2017, the redemption fee for Brokerage and Investment Management Portfolio has been removed.

BRO-SUM-17-01 1.9886532.100	November 17, 2017